Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary): | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Supplement Text	ck0000790558_SupplementTextBlock

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

(A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011, AS LAST AMENDED DECEMBER 15, 2011

The Board of Directors of Hartford HLS Series Fund II, Inc. (the “Board”) has approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of the Hartford U.S. Government Securities HLS Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board has also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.             Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION —

PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the second bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAUSX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBUSX